Basis of Presentation and General Information (Details)	Jun. 08, 2023	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Nov. 29, 2021 $ / shares shares	Jun. 24, 2021 Subsidiary	Apr. 14, 2021 $ / shares shares
Basis of Presentation and General Information [Abstract]
Common stock, shares authorized (in shares) | shares		1,000,000,000	1,000,000,000	1,000,000,000		500
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01		$ 0.01
Number of vessel-owning subsidiaries included in spin-off | Subsidiary					3
Preferred stock, shares authorized (in shares) | shares		100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Reverse stock split ratio	0.05